Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Rollforward Of Deferred Financing Costs
Deferred financing costs, beginning balance	$ 737	$ 669	$ 669	$ 598
Additions	97	27	68	82
Write-offs			0	(11)
Deferred financing costs, ending balance	834	696	737	669
Less accumulated amortization	(212)	(42)	(107)	(20)	$ (2)
Deferred financing costs, net	$ 622	$ 654	$ 630	$ 649